Note 21 - Stock Repurchase Program (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Repurchase Program, Authorized Amount		$ 0	$ 0
Stock Repurchased and Retired During Period, Shares (in Shares)	16,000,000,000
Preferred Stock, Shares Outstanding (in Shares)	33,000	17,000	33,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 941.01
Preferred Stock, Liquidation Preference, Value	1,000
Warrants and Rights Outstanding	578,947
Payments for Repurchase of Warrants	$ 1,946,670	$ 1,947,000	$ 0	$ 0